LEASES	12 Months Ended
Dec. 31, 2019
LEASES
LEASES

15.  LEASES

Leases are classified as operating leases or finance leases in accordance with ASC 842. The Company's operating leases mainly related to building, office facilities and equipment and the rights to use the land in the PRC. For leases with terms greater than 12 months, the Company records the related asset and liability at the present value of lease payments over the term. Certain leases include rental escalation clauses, renewal options and/or termination options, which are factored into the Company's determination of lease payments when appropriate.

As of December 31, 2019, the operating lease's weighted average remaining lease term was 9.4 years and weighted average discount rate was 6.09%. The finance lease's weighted average remaining lease term was 15.3 years and weighted average discount rate was 8.43%. For the year ended December 31, 2019, lease cost for finance leases capitalized was immaterial.

	For the year ended December 31,
	2019
	RMB	US$
Lease cost
Finance lease cost:
Depreciation	216,664	31,122
Interest expenses	120,185	17,263
Operating lease cost	214,795	30,853
Total lease cost	551,644	79,238

Short-term lease cost and variable lease cost for operating leases and finance leases were immaterial for the year ended December 31, 2019.

Other information related to leases was as follows:

	2019
	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash payments for operating leases	193,174	27,748
Financing cash payments for finance leases	333,614	47,921

Future lease payments under operating leases and finance leases as of December 31, 2019 were as follows:

	Operating Leases		Finance Leases
	RMB	US$	RMB	US$
2020	466,670	67,033	364,729	52,390
2021	373,552	53,657	386,027	55,449
2022	160,644	23,075	377,564	54,234
2023	87,028	12,501	122,947	17,660
2024	47,484	6,821	121,008	17,382
2025 and thereafter	647,419	92,996	1,880,687	270,144
Total future lease payments	1,782,797	256,083	3,252,962	467,259
Less: Imputed interest	(533,376)	(76,615)	(1,563,446)	(224,575)
Present value of future lease payments *	1,249,421	179,468	1,689,516	242,684

*   Present value of future operating lease payments consisted of current portion of operating lease liabilities, non-current portion of operating lease liabilities and operating lease liabilities in amounts due to related parties, amounting to RMB437,817 (US$62,888),  RMB579,102 (US$83,183) and RMB232,502 (US$33,397) for the year ended December 31, 2019, respectively.

Present value of future finance lease payments consisted of current portion of finance lease liabilities, non-current portion of finance lease liabilities and finance lease liabilities in amounts due to related parties, amounting to RMB227,115 (US$32,623),  RMB896,927 (US$128,836) and RMB565,474 (US$81,225) for the year ended December 31, 2019, respectively.